WARRANTY LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Guarantees and Product Warranties [Abstract]
SCHEDULE OF WARRANTY LIABILITIES
	December 31,
	2024	2025	2025
	SGD’000	SGD’000	US$’000
As of January 1,	22	22	17
Additional accrual	29	21	16
Utilized	(29)	(21)	(16)
As of December 31,	22	22	17